UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-257991-10

Central Index Key Number of issuing entity:  0002023106

BANK 2024-BNK47
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257991

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315856
38-4315857
38-7329947
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by BANK 2024-BNK47.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BANK 2024-BNK47 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.47%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by BANK 2024-BNK47 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2026 to September 17, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 6, 2026. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo is 0000740906.

Bank of America, National Association ("Bank of America"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for Bank of America is 0001102113.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for Morgan Stanley is 0001541557.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREF is 0001701238.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for JPM is 0000835271.

National Cooperative Bank, N.A. ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 26, 2026. The Central Index Key number for NCB  is 0001577313.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-257991-10 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-257991-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BANK 2024-BNK47, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

*REO Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK 2024-BNK47, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2026	$7,622.81
Current Distribution Date	09/17/2026	$7,622.06

Interest Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2024-BNK47, relating to the September 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-257991-10 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-257991-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: September 29, 2026